Property and equipment (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Property and equipment
Total cost	$ 48,560	$ 35,669
Accumulated depreciation	(22,403)	(13,852)
Property and equipment, net	26,445	21,860
Property and equipment, excluding asset under construction
Property and equipment
Property and equipment, net	26,157	21,817
Land
Property and equipment
Total cost	5,277	5,277
Buildings
Property and equipment
Total cost	3,554	3,554
Motor vehicles, furniture and fixtures
Property and equipment
Total cost	8,463	5,027
Assets under capital lease
Property and equipment
Total cost	374	1,437
Leasehold improvements
Property and equipment
Total cost	4,569	3,769
Software
Property and equipment
Total cost	6,706	5,267
Computers and office equipment
Property and equipment
Total cost	19,617	11,338
Assets under construction
Property and equipment
Property and equipment, net	$ 288	$ 43